Summary of significant accounting policies (Restricted cash) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Restricted cash	$ 303	$ 303	$ 241